STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.0%
	AEROSPACE & DEFENSE - 3.8%
17,274	HEICO Corporation, Class A	$ 2,339,417

	CAPITAL MARKETS - 8.2%
12,907	S&P Global, Inc.	5,044,830

	COMMERCIAL SUPPORT SERVICES - 3.0%
23,880	Casella Waste Systems, Inc., Class A(a)	1,881,028

	DIVERSIFIED FINANCIAL SERVICES - 4.7%
5,305	MSCI, Inc.	2,883,904

	E-COMMERCE DISCRETIONARY - 4.9%
21,764	Amazon.com, Inc.(a)	3,003,650

	HEALTH CARE EQUIPMENT & SUPPLIES - 5.8%
7,055	IDEXX Laboratories, Inc.(a)	3,607,998

	HEALTH CARE TECHNOLOGY - 5.7%
16,806	Veeva Systems, Inc., Class A(a)	3,507,412

	INTERNET MEDIA & SERVICES - 4.7%
21,062	Alphabet, Inc., Class C(a)	2,892,866

	IT SERVICES - 13.7%
5,894	Mastercard, Inc., Class A	2,432,100
37,090	Okta, Inc.(a)	3,097,386
44,504	Shopify, Inc., Class A(a)	2,959,071
		8,488,557
	PROFESSIONAL SERVICES - 8.3%
62,742	CoStar Group, Inc.(a)	5,144,217

	ROAD & RAIL - 3.2%
4,581	Old Dominion Freight Line, Inc.	1,957,782

STERLING CAPITAL FOCUS EQUITY ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 100.0% (Continued)
	SOFTWARE - 24.3%
13,274	Atlassian Corp plc, Class A(a)	$ 2,708,692
5,211	HubSpot, Inc.(a)	2,847,916
7,817	Microsoft Corporation	2,562,100
4,598	ServiceNow, Inc.(a)	2,707,440
43,360	Unity Software, Inc.(a)	1,607,355
11,006	Workday, Inc., Class A(a)	2,690,967
		15,124,470
	TECHNOLOGY SERVICES - 9.7%
717,030	Adyen N.V. - ADR(a)	5,972,860

	TOTAL COMMON STOCKS (Cost $64,884,992)	61,848,991

	TOTAL INVESTMENTS - 100.0% (Cost $64,884,992)	$ 61,848,991
	OTHER ASSETS IN EXCESS OF LIABILITIES- 0.0%	11,238
	NET ASSETS - 100.0%	$ 61,860,229

ADR	- American Depositary Receipt
MSCI	- Morgan Stanley Capital International
NV	- Naamioze Vennootschap
PLC	- Public Limited Company

(a)	Non-income producing security.

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1%
	AEROSPACE & DEFENSE - 1.5%
1,714	General Dynamics Corporation	$ 388,461
4,727	Hexcel Corporation	346,489
16,024	Spirit AeroSystems Holdings, Inc., Class A	341,632
3,125	Woodward, Inc.	404,281
		1,480,863
	ASSET MANAGEMENT - 1.3%
1,129	Ameriprise Financial, Inc.	381,128
4,717	Raymond James Financial, Inc.	493,351
6,336	Stifel Financial Corporation	411,967
		1,286,446
	AUTOMOTIVE - 0.3%
6,724	BorgWarner, Inc.	274,003

	BANKING - 0.6%
10,617	Fifth Third Bancorp	281,881
25,426	KeyCorporation	288,077
		569,958
	BIOTECH & PHARMA - 7.7%
2,051	Amgen, Inc.	525,753
1,120	Biogen, Inc.(a)	299,443
6,058	Eli Lilly and Company	3,357,345
8,015	Gilead Sciences, Inc.	612,987
10,526	Merck & Co., Inc.	1,147,123
907	Regeneron Pharmaceuticals, Inc.(a)	749,626
1,472	Vertex Pharmaceuticals, Inc.(a)	512,756
3,582	Zoetis, Inc.	682,407
		7,887,440
	CHEMICALS - 1.1%
1,959	Albemarle Corporation	389,272
4,187	Eastman Chemical Company	355,937
4,313	International Flavors & Fragrances, Inc.	303,851
		1,049,060
	COMMERCIAL SUPPORT SERVICES - 0.9%
4,686	Republic Services, Inc.	675,394

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	COMMERCIAL SUPPORT SERVICES - 0.9% (Continued)
5,278	Stericycle, Inc.(a)	$ 233,340
		908,734
	CONSTRUCTION MATERIALS - 1.0%
1,204	Martin Marietta Materials, Inc.	537,478
3,443	Owens Corning	495,482
		1,032,960
	CONTAINERS & PACKAGING - 0.6%
1,957	Packaging Corp of America	291,789
8,283	Sealed Air Corporation	306,968
		598,757
	DATA CENTER REIT - 0.5%
4,008	Digital Realty Trust, Inc.	527,934

	DIVERSIFIED INDUSTRIALS - 0.8%
2,993	Dover Corporation	443,862
3,915	Emerson Electric Co.	384,649
		828,511
	E-COMMERCE DISCRETIONARY - 2.9%
21,627	Amazon.com, Inc.(a)	2,984,743

	ELECTRIC UTILITIES - 1.2%
4,898	Consolidated Edison, Inc.	435,726
6,983	Eversource Energy	445,656
4,170	WEC Energy Group, Inc.	350,780
		1,232,162
	ELECTRICAL EQUIPMENT - 2.3%
16,294	Carrier Global Corporation	936,089
3,513	Keysight Technologies, Inc.(a)	468,283
9,640	Sensata Technologies Holding plc	362,657
5,055	TE Connectivity Ltd.	669,231
		2,436,260
	ENTERTAINMENT CONTENT - 2.2%
51,075	AppLovin Corporation(a)	2,207,462

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	FOOD - 0.5%
18,453	Conagra Brands, Inc.	$ 551,376

	GAS & WATER UTILITIES - 0.6%
4,038	American Water Works Company, Inc.	560,232

	HEALTH CARE FACILITIES & SERVICES - 4.4%
2,109	AmerisourceBergen Corporation	371,142
8,189	Catalent, Inc.(a)	409,204
6,883	Henry Schein, Inc.(a)	526,825
1,933	Laboratory Corp of America Holdings	402,257
3,957	Quest Diagnostics, Inc.	520,346
4,623	UnitedHealth Group, Inc.	2,203,229
		4,433,003
	HOME & OFFICE PRODUCTS - 0.3%
5,794	Scotts Miracle-Gro Company (The)	328,288

	HOME CONSTRUCTION - 1.9%
11,378	DR Horton, Inc.	1,354,209
9,555	Masco Corporation	563,841
		1,918,050
	HOUSEHOLD PRODUCTS - 2.0%
10,393	Colgate-Palmolive Company	763,574
7,694	Procter & Gamble Company (The)	1,187,492
		1,951,066
	INDUSTRIAL INTERMEDIATE PROD - 0.4%
1,485	Valmont Industries, Inc.	376,448

	INDUSTRIAL REIT - 0.5%
13,681	Americold Realty Trust, Inc.	460,366

	INDUSTRIAL SUPPORT SERVICES - 0.7%
1,517	United Rentals, Inc.	722,911

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	INFRASTRUCTURE REIT - 0.4%
1,689	SBA Communications Corporation	$ 379,231

	INSTITUTIONAL FINANCIAL SERVICES - 1.4%
4,223	Houlihan Lokey, Inc.	444,851
4,223	Intercontinental Exchange, Inc.	498,272
5,628	Morgan Stanley	479,224
		1,422,347
	INSURANCE - 2.8%
7,780	MetLife, Inc.	492,785
3,510	Progressive Corporation (The)	468,480
3,278	Reinsurance Group of America, Inc.	454,396
2,111	RenaissanceRe Holdings Ltd.	396,636
12,912	Unum Group	635,141
6,107	Voya Financial, Inc.	425,536
		2,872,974
	INTERNET MEDIA & SERVICES - 8.4%
15,977	Alphabet, Inc., Class C(a)	2,194,440
11,419	Meta Platforms, Inc., Class A(a)	3,378,768
4,260	Netflix, Inc.(a)	1,847,477
24,172	Uber Technologies, Inc.(a)	1,141,644
		8,562,329
	LEISURE FACILITIES & SERVICES - 0.6%
3,616	Darden Restaurants, Inc.	562,324

	MACHINERY - 1.0%
1,445	Deere & Company	593,808
1,700	Snap-on, Inc.	456,620
		1,050,428
	MEDICAL EQUIPMENT & DEVICES - 4.9%
3,618	Agilent Technologies, Inc.	438,031
1,088	Bio-Rad Laboratories, Inc., Class A(a)	435,418
9,209	DENTSPLY SIRONA, Inc.	341,562
7,487	GE HealthCare Technologies, Inc.	527,459
8,180	Hologic, Inc.(a)	611,373

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	MEDICAL EQUIPMENT & DEVICES - 4.9% (Continued)
1,655	IDEXX Laboratories, Inc.(a)	$ 846,384
3,980	Intuitive Surgical, Inc.(a)	1,244,466
4,469	Zimmer Biomet Holdings, Inc.	532,347
		4,977,040
	OFFICE REIT - 0.3%
4,571	Boston Properties, Inc.	305,206

	OIL & GAS PRODUCERS - 2.2%
23,187	Canadian Natural Resources Ltd.	1,499,967
16,148	Coterra Energy, Inc.	455,212
5,827	Murphy Oil Corporation	264,546
		2,219,725
	OIL & GAS SERVICES & EQUIPMENT - 3.1%
8,896	ChampionX Corporation	321,057
6,971	Helmerich & Payne, Inc.	278,770
43,593	Schlumberger Ltd	2,570,243
		3,170,070
	REAL ESTATE SERVICES - 0.6%
6,940	CBRE Group, Inc., Class A(a)	590,247

	RETAIL - CONSUMER STAPLES - 0.9%
15,526	Sprouts Farmers Market, Inc.(a)	633,305
2,396	Target Corporation	303,214
		936,519
	RETAIL - DISCRETIONARY - 1.3%
1,292	Lowe's Companies, Inc.	297,780
11,189	TJX Companies, Inc. (The)	1,034,759
		1,332,539
	RETAIL REIT - 0.3%
15,495	Kimco Realty Corporation	293,475

	SEMICONDUCTORS - 9.5%
7,306	Applied Materials, Inc.	1,116,065
1,905	Broadcom, Inc.	1,758,105

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	SEMICONDUCTORS - 9.5% (Continued)
5,619	Entegris, Inc.	$ 569,036
2,399	Lam Research Corporation	1,685,058
8,400	NVIDIA Corporation	4,145,819
3,771	Skyworks Solutions, Inc.	410,059
		9,684,142
	SOFTWARE - 11.2%
10,032	Akamai Technologies, Inc.(a)	1,054,263
1,656	ANSYS, Inc.(a)	528,049
1,783	Intuit, Inc.	966,047
9,319	Microsoft Corporation	3,054,394
7,441	Oracle Corporation	895,822
2,765	ServiceNow, Inc.(a)	1,628,115
3,438	Synopsys, Inc.(a)	1,577,664
4,248	VMware, Inc., Class A(a)	716,977
3,897	Workday, Inc., Class A(a)	952,817
		11,374,148
	SPECIALTY FINANCE - 1.5%
10,684	Air Lease Corporation	435,480
4,861	American Express Co.	767,989
2,865	GATX Corporation	338,471
		1,541,940
	SPECIALTY REIT - 0.3%
12,903	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	288,640

	STEEL - 0.5%
4,989	Steel Dynamics, Inc.	531,778

	TECHNOLOGY HARDWARE - 3.7%
16,380	Apple, Inc.	3,077,311
3,198	Arrow Electronics, Inc.(a)	426,709
5,907	Lumentum Holdings, Inc.(a)	319,746
		3,823,766
	TECHNOLOGY SERVICES - 3.3%
925	Accenture plc, Class A	299,487

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2023

Shares		Fair Value
	COMMON STOCKS — 98.1% (Continued)
	TECHNOLOGY SERVICES - 3.3% (Continued)
2,109	Broadridge Financial Solutions, Inc.	$ 392,717
564	Fair Isaac Corporation(a)	510,189
3,301	Global Payments, Inc.	418,204
6,095	PayPal Holdings, Inc.(a)	380,998
5,579	Visa, Inc., Class A	1,370,649
		3,372,244
	TELECOMMUNICATIONS - 0.6%
18,594	Verizon Communications, Inc.	650,418

	TIMBER REIT - 0.5%
18,750	Weyerhaeuser Company	614,062

	TRANSPORTATION & LOGISTICS - 0.4%
13,504	CSX Corporation	407,821

	TRANSPORTATION EQUIPMENT - 1.5%
3,457	Cummins, Inc.	795,248
6,148	Westinghouse Air Brake Technologies Corporation	691,773
		1,487,021
	WHOLESALE - CONSUMER STAPLES - 0.3%
4,926	Sysco Corporation	343,096

	WHOLESALE - DISCRETIONARY - 0.4%
7,753	LKQ Corporation	407,265

	TOTAL COMMON STOCKS (Cost $91,053,788)	99,807,828

	TOTAL INVESTMENTS - 98.1% (Cost $91,053,788)	$ 99,807,828
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	1,947,097
	NET ASSETS - 100.0%	$ 101,754,925

STERLING CAPITAL DIVERSE MULTI-MANAGER ACTIVE ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

August 31, 2023

LTD	- Limited Company
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.